Employee benefits	12 Months Ended
Mar. 31, 2026
Disclosure of defined benefit plans [abstract]
Employee benefits
26.
Employee benefits

Total employee benefits expenses, including share-based payments, incurred during the years ended March 31, 2026, 2025 and 2024 amounted to Rs.59,909, Rs.55,800, and Rs.50,300, respectively.

A.
Impact of the New Labour Codes:

The Government of India has consolidated 29 existing labour legislations into a unified framework comprising four labour codes as follows: Code on Wages, 2019, Code on Social Security, 2020, Industrial Relations Code, 2020 and Occupational Safety, Health and Working Conditions Code 2020 (collectively referred to as the “New Labour Codes”). The New Labour Codes are effective from November 21, 2025 and introduce changes that include, among other things, setting a uniform definition of wages. The New Labour Codes have implications on employee benefits including gratuity, leave encashment, and other related obligations.

The Company has assessed the implications of the New Labour Codes and has recognized an incremental cost of Rs.1,170 towards employee benefits during the year ended March 31, 2026. The Company continues to monitor the developments pertaining to the implementation of the New Labour Codes, including related rules there to and the impact of these will be accounted in accordance with applicable accounting standards.

B.
Gratuity benefits provided by the parent company

In accordance with applicable Indian laws, the parent company has a defined benefit plan which provides for gratuity payments (the “Gratuity Plan”) and covers certain categories of employees in India. The Gratuity Plan provides a lump sum gratuity payment to eligible employees at retirement or termination of their employment. The amount of the payment is based on the respective employee’s last drawn salary and the years of employment with the Company. Effective September 1, 1999, the Company established the Dr. Reddy’s Laboratories Gratuity Fund (the “Gratuity Fund”) to fund the Gratuity Plan. Liabilities in respect of the Gratuity Plan are determined by an actuarial valuation, based upon which the Company makes contributions to the Gratuity Fund. Trustees administer the contributions made to the Gratuity Fund.

The components of gratuity cost recognized in the income statement for the years ended March 31, 2026, 2025 and 2024 consist of the following:

	For the Year Ended March 31,
	2026		2025		2024
Current service cost	Rs.	512	Rs.	432	Rs.	389
Interest on defined benefit liability		27		19		(7)
Past service cost		901		-		-
Gratuity cost recognized in income statement	Rs.	1,440	Rs.	451	Rs.	382

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2026		2025
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	4,965	Rs.	3,863
F a i r v a l ue of p l a n a ss e t s		(4,981)		(3,339)
Net defined benefit liability r e c og n i z e d	Rs.	(16)	Rs.	524

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2026		2025
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	3,863	Rs.	3,404
Current s e r v i c e c o s t		512		432
In t e r e s t on defined obligations		256		225
Past service cost		901		-
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(109)		102
Actuarial loss/(gain) due to demographic assumptions		92		(35)
Actuarial loss/(gain) due to experience changes		(63)		72
B e n e f it s p a i d		(484)		(330)
Liabilities transferred (1)		(3)		(7)
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	4,965	Rs.	3,863

(1)
Liabilities transferred:
•
During the year ended March 31, 2026, an amount of Rs.3 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

•
During the year ended March 31, 2025, an amount of Rs.7 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2 026		2 025
Fair value of plan assets at the beginning of the year	Rs.	3,339	Rs.	3,064
Employer contributions		1,844		362
Interest on plan assets		229		206
Re-measurements due to:
Return on plan assets excluding interest on plan assets		54		37
Benefits paid		(484)		(330)
Assets transferred (1)		(1)		-
Plan assets at the end of the year	Rs.	4,981	Rs.	3,339

(1)
 Assets transferred:
•	During the year ended March 31, 2026, an amount of Rs.1 represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.
•	During the year ended March 31, 2025, an amount of Rs.0 represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.

Sensitivity Analysis:

As of March 31, 2026
Defined benefit obligation without effect of projected salary growth	3,212
Add: Effect of salary growth	1,753
Defined benefit obligation with projected salary growth	4,965
Defined benefit obligation, using salary growth rate plus 50 basis points	5,121
Defined benefit obligation, using salary growth rate minus 50 basis points	4,816
Defined benefit obligation, using discount rate minus 50 basis points	5,123
Defined benefit obligation, using discount rate plus 50 basis points	4,815

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Gratuity plan are as follows:

	For the Year Ended March 31,
	2026	2025	2024
Discount rate	6.90%	6.65%	7.15%
Rate of compensation increase	8.00%	8.10%	8.10%

Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2026 and 2025, by asset category, was as follows:

	As of March 31,
	2026	2025
Funds managed by insurers	100%	100%

The expected future cash flows in respect of gratuity as of March 31, 2026 were as follows:

Expected contribution	Amount
During the year ended March 31, 2027 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2028		743
March 31, 2029		709
March 31, 2030		633
March 31, 2031		570
Thereafter		5,682

The weighted average duration to the payment of these cash flows at the year ended March 31, 2026 is 6.19 years (March 31, 2025 : 5.40 years)

Provident fund benefits

Certain categories of employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and employer each make monthly contributions to a government administered fund equal to 12% of the covered employee’s qualifying salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.1,594, Rs.1,464 and Rs.1,316 to the provident fund plan during the years ended March 31, 2026, 2025 and 2024, respectively.

Superannuation benefits

Certain categories of employees of the Company participate in superannuation, a defined contribution plan administered by the Life Insurance Corporation of India. The Company makes monthly contributions based on a specified percentage of each covered employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.142, Rs.151, and Rs.133 to the superannuation plan during the years ended March 31, 2026, 2025 and 2024, respectively.

Other contribution plans

In the United States, the Company sponsors a defined contribution 401(k) retirement savings plan for all eligible employees who meet minimum age and service requirements. The Company contributed Rs.163, Rs.241 and Rs.225 to the 401(k) retirement savings plan during the years ended March 31, 2026, 2025 and 2024, respectively. The Company has no further obligations under the plan beyond its monthly matching contributions.

In the United Kingdom, certain social security benefits (such as pension, unemployment and disability) are funded by employers and employees through mandatory National Insurance contributions. The contribution amounts are determined based upon the employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.194, Rs.293 and Rs.251 to the National Insurance during the years ended March 31, 2026, 2025 and 2024, respectively.

Compensated absences

The Company provides for accumulation of compensated absences by certain categories of its employees. These employees can carry forward a portion of the unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof as per the Company’s policy. The Company records a liability for compensated absences in the period in which the employee renders the services that increases this entitlement. The total liability recorded by the Company towards this obligation was Rs.1,018 and Rs.939 as of March 31, 2026 and 2025, respectively.